SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.4%

Commercial Services - 5.0%
Booz Allen Hamilton Holding Corp.	3,200	281,088
Brink’s Co.	2,750	187,000
Colliers International Group, Inc.	2,050	267,320
FTI Consulting, Inc. *	850	133,637
World Fuel Services Corp.	8,675	234,572

		1,103,617

Consumer Durables - 3.6%
BRP, Inc.	1,275	104,282
Helen of Troy, Ltd. *	750	146,880
MDC Holdings, Inc.	4,050	153,252
National Presto Industries, Inc.	750	57,713
Thor Industries, Inc.	2,300	181,010
YETI Holdings, Inc. *	2,700	161,946

		805,083

Consumer Non-Durables - 2.0%
Crocs, Inc. *	1,375	105,050
Sensient Technologies Corp.	2,450	205,678
Wolverine World Wide, Inc.	5,800	130,848

		441,576

Consumer Services - 3.2%
Chegg, Inc. *	3,000	108,840
Nexstar Media Group, Inc.	2,250	424,080
Vail Resorts, Inc.	700	182,189

		715,109

Electronic Technology - 8.9%
CMC Materials, Inc.	2,200	407,880
II-VI, Inc. *	2,450	177,600
MKS Instruments, Inc.	3,275	491,250
Monolithic Power Systems, Inc.	1,200	582,816
Power Integrations, Inc.	3,400	315,112

		1,974,658

Finance - 29.0%
Air Lease Corp.	4,225	188,646
American Financial Group, Inc.	1,875	273,037
Artisan Partners Asset Management, Inc.	6,300	247,905
Associated Banc-Corp.	7,175	163,303
Axis Capital Holdings, Ltd.	6,300	380,961
Broadstone Net Lease, Inc.	11,800	257,004
Carlyle Group, Inc.	8,075	394,948
CNO Financial Group, Inc.	14,000	351,260
CubeSmart	5,250	273,157
Essential Properties Realty Trust, Inc.	10,050	254,265
Evercore Partners, Inc.	2,425	269,951
H&E Equipment Services, Inc.	8,700	378,624
Hannon Armstrong Sust. Inf. Cap., Inc.	2,800	132,804
Hanover Insurance Group, Inc.	1,275	190,638
HCI Group, Inc.	2,100	143,178
Hercules Capital, Inc.	13,100	236,717
Old National Bancorp	20,675	338,657
People’s United Financial, Inc.	18,425	368,316
Physicians Realty Trust	11,250	197,325
Piper Sandler Cos	1,450	190,313
PotlatchDeltic Corp.	2,810	148,171
Provident Financial Services, Inc.	11,075	259,155

Name of Issuer	Quantity	Fair Value ($)

Stifel Financial Corp.	6,000	407,400
STORE Capital Corp.	6,225	181,957
Western Alliance Bancorp	2,775	229,826

		6,457,518

Health Services - 4.9%
Addus HomeCare Corp. *	2,575	240,222
Encompass Health Corp.	4,200	298,662
Tenet Healthcare Corp. *	6,400	550,144

		1,089,028

Health Technology - 7.0%
AtriCure, Inc. *	3,500	229,845
Atrion Corp.	250	178,250
Avid Bioservices, Inc. *	1,975	40,231
Bio-Techne Corp.	325	140,738
Halozyme Therapeutics, Inc. *	4,350	173,478
ICU Medical, Inc. *	975	217,074
Inmode, Ltd. *	6,250	230,687
Seres Therapeutics, Inc. *	6,800	48,416
STERIS, PLC	975	235,726
Twist Bioscience Corp. *	1,425	70,366

		1,564,811

Industrial Services - 4.5%
EMCOR Group, Inc.	2,400	270,312
KBR, Inc.	10,775	589,716
MYR Group, Inc. *	1,400	131,656

		991,684

Non-Energy Minerals - 2.9%
AZEK Co., Inc. *	5,700	141,588
Commercial Metals Co.	3,950	164,399
Eagle Materials, Inc.	1,575	202,167
MP Materials Corp. *	2,325	133,315

		641,469

Process Industries - 5.6%
Avient Corp.	2,125	102,000
Huntsman Corp.	4,650	174,422
Neenah, Inc.	2,525	100,141
Olin Corp.	7,625	398,635
Scotts Miracle-Gro Co.	1,725	212,106
Silgan Holdings, Inc.	5,800	268,134

		1,255,438

Producer Manufacturing - 11.5%
AGCO Corp.	1,350	197,140
Applied Industrial Technologies, Inc.	2,475	254,084
AZZ, Inc.	3,650	176,076
Belden, Inc.	3,175	175,895
Carlisle Cos, Inc.	1,650	405,768
Crane Co.	3,275	354,617
Donaldson Co., Inc.	3,275	170,071
EnPro Industries, Inc.	2,050	200,347
Hubbell, Inc.	1,225	225,118
Lincoln Electric Holdings, Inc.	1,725	237,722
Regal Rexnord Corp.	1,042	155,029

		2,551,867

Retail Trade - 1.8%
Boot Barn Holdings, Inc. *	2,200	208,538

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Casey’s General Stores, Inc.	1,025	203,124

		411,662

Technology Services - 2.6%
Altair Engineering, Inc. *	800	51,520
Globant SA *	1,625	425,864
ManTech International Corp.	1,275	109,892

		587,276

Transportation - 3.6%
Knight-Swift Transportation Holdings, Inc.	5,750	290,145
Marten Transport, Ltd.	8,450	150,072
TFI International, Inc.	3,475	370,122

		810,339

Utilities - 2.3%
Black Hills Corp.	4,000	308,080
Spire, Inc.	2,950	211,692

		519,772

Total Common Stocks (cost: $15,366,025)		21,920,907

Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $337,776)	337,776	337,776

Total Investments in Securities - 99.9% (cost $15,703,801)		22,258,683

Other Assets and Liabilities, net - 0.1%		14,149

Total Net Assets - 100.0%		$22,272,832

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	21,920,907	—	—	21,920,907

Short-Term Securities	337,776	—	—	337,776

Total:	22,258,683	—	—	22,258,683

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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